Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowing [Abstract]
Disclousure of Composition of the Borrowings [Table Text Block]

The composition of the borrowings are as follows:

Origination date	Due date	Interest rate	December 31, 2025	December 31, 2024
December, 2024	January, 2025	106.6% of the CDI	—	2,513,021
March, 2024	March, 2025	109.9% of the CDI	—	762,078
December, 2024	February, 2025	105.5% of the CDI	—	350,168
March, 2024 (i)	March, 2025	110.2% of the CDI	—	252,287
December, 2024 (i)	December, 2025	105.0% of the CDI	—	643,949
January, 2025 (i)	January, 2026	107.0% of the CDI	989,076	—
December, 2025	March, 2026	102.9% of the CDI	800,454	—
December, 2025 (i)	December, 2026	104.5% of the CDI	647,316	—
			2,436,846	4,521,503

(i)        These borrowings were contracted in pre-fixed rate and in foreign currencies, for both variables the Company contract financial derivatives for change to the CDI as mentioned in the note 28.

Disclosure of detailed information about borrowings [text block]

The table below demonstrates the changes in the borrowings:

On December 31, 2023	189,427
Addition	8,883,160
Payment of principal	(4,785,598)
Interest	234,514
On December 31, 2024	4,521,503
Addition	6,198,654
Payment of principal	(8,504,049)
Interest	220,738
On December 31, 2025	2,436,846